Basis of Presentation and Summary of Significant Accounting Policies (Narrative 3) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and Development Expense	$ 13.4	$ 13.2	$ 16.9
Cash and Cash Equivalents, Maximum Maturity Period of Highly Liquid Cash Investments	3 months